Prepayments (Details) - Schedule of Prepayments	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Schedule of Prepayments [Abstract]
Prepayments – inventories and processing fee	¥ 36,729,221		¥ 64,813,532
Prepayments – others	5,694,920		6,500,722
Prepayments	¥ 42,424,141	$ 5,871,203	¥ 71,314,254